SHARE EXCHANGE (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Share Exchange Details
Cash	$ 100	$ 100
Intangible assets, customer list	212,400	212,400
Fair value acquired	$ 212,500	$ 212,500